Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The following table provides the activity and balances of goodwill by reporting unit (amounts in thousands):

	MONI	LiveWatch	Brinks Home Security	Total
Balance at December 31, 2016	$527,502	$36,047	$—	$563,549
Period activity	—	—	—	—
Balance at December 31, 2017	$527,502	$36,047	$—	$563,549
Goodwill impairment	(214,400)	—	—	(214,400)
Reporting unit reallocation	(313,102)	(36,047)	349,149	—
Goodwill impairment	—	—	(349,149)	(349,149)
Balance at December 31, 2018	$—	$—	$—	$—